Feb. 29, 2024
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y and Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	Invesco Cash Reserve	A	AX	C	CX	R	Y	Investor	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	None	None	1.00%	1.00%	None	None	None	None

Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Class:	Invesco Cash Reserve	A	AX	C	CX	R	Y	Investor	R6
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees	0.15	0.20	0.15	0.75	0.90	0.40	None	None	None

Other Expenses	0.18	0.18	0.18	0.18	0.18	0.18	0.18	0.18	0.09

Total Annual Fund Operating Expenses	0.48	0.53	0.48	1.08	1.23	0.73	0.33	0.33	0.24

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$49	$154	$269	$604

Class A	$54	$170	$296	$665

Class AX	$49	$154	$269	$604

Class C	$210	$343	$595	$1,148

Class CX	$225	$390	$676	$1,280

Class R	$75	$233	$406	$906

Class Y	$34	$106	$185	$418

Investor Class	$34	$106	$185	$418

Class R6	$25	$77	$135	$306

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$49	$154	$269	$604

Class A	$54	$170	$296	$665

Class AX	$49	$154	$269	$604

Class C	$110	$343	$595	$1,148

Class CX	$125	$390	$676	$1,280

Class R	$75	$233	$406	$906

Class Y	$34	$106	$185	$418

Investor Class	$34	$106	$185	$418

Class R6	$25	$77	$135	$306

You would pay the following expenses if you did not redeem your shares:
Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in Government Securities and/or repurchase agreements that are collateralized by Government Securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government Security generally means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity of portfolio securities of not more than 120 calendar days (determined without reference to exceptions regarding interest rate adjustments). The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance.
Effective June 28, 2016, the Fund changed its investment strategy from a prime money market strategy to a strategy that classified the Fund as a “government money market fund,” as defined by Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), and simultaneously changed its name to Invesco Government Money Market Fund. Performance shown prior to that date reflects the Fund’s former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the Fund is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.  All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns

Cash Reserve	Period Ended	Returns
Year-to-date	March 31, 2024	1.22%
Best Quarter	December 31, 2023	1.25%
Worst Quarter	March 31, 2022	0.00%

Average Annual Total Returns (for the periods ended December 31, 2023)
	Inception Date	1 Year	5 Years	10 Years
Invesco Cash Reserve
Return Before Taxes	10/16/1993	4.74%	1.60%	0.97%
Return After Taxes on Distributions		2.78	0.94	0.57
Return After Taxes on Distributions and Sale of Fund Shares		2.78	0.94	0.57

Class A	5/15/2020	4.68	1.56 [1]	0.93 [1]

Class AX	6/7/2010	4.74	1.60	0.97

Class C	8/4/1997	3.11	1.22	0.80

Class CX	6/7/2010	2.96	1.17	0.80

Class R	6/3/2002	4.48	1.45	0.86

Class Y	10/3/2008	4.89	1.69	1.05

Investor Class	9/30/2003	4.89	1.69	1.05

Class R6	4/4/2017	4.98	1.73	1.09 [2]

1
Performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class A shares. Although invested in the same portfolio of securities, Class A shares' returns of the Fund will be different from Invesco Cash Reserve shares' returns of the Fund as they have different expenses.
2
Performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Invesco Cash Reserve shares' returns of the Fund as they have different expenses.

Invesco Cash Reserve shares’ seven day yield on December 31, 2023, was 4.94%. For the current seven day yield, call (800) 959-4246.